CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Revenue	$ 407,644	$ 0
Interest expense	71,212	193,480
Change in fair value of contingent consideration	(300,364)	0
Change in fair value of derivative liability	(4,909,820)	(37,900)
Change in fair value of convertible notes receivable	1,073,803	0
Loss on extinguishment of notes payable	0	(5,497,516)
Related Party [Member]
Revenue	30,012	0
Interest expense	67,737	0
Change in fair value of contingent consideration	304,381	0
Change in fair value of derivative liability	4,909,820	0
Change in fair value of convertible notes receivable	219,000	0
Loss on extinguishment of notes payable	$ 0	$ (27,139)